DEBT - Amortization of Debt Issuance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt
Amortization of debt issuance costs	$ 1,476	$ 1,093